Principal Amounts of Long Term Debt Including Senior Notes and Non-Recourse Funding by Maturity (Parenthetical) (Detail) (Repayments Requiring Regulatory Approval, USD $)
In Billions, unless otherwise specified
12 Months Ended
Dec. 31, 2012
Repayments Requiring Regulatory Approval
Principal Amounts Of Long Term Debt Including Senior Notes And Non Recourse Funding By Maturity [Line Items]
Repayment of secured debt	$ 2.1